UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21820
Investment Company Act File Number

Eaton Vance Credit Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

April 30
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Credit Opportunities Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 87.7%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 1.2%
		Avio Holding Spa
EUR	700	Term Loan - Second Lien, 4.77%, Maturing June 13, 2015	$521,303
		DAE Aviation Holdings, Inc.
	99	Term Loan, 4.24%, Maturing July 31, 2014	81,840
	101	Term Loan, 4.24%, Maturing July 31, 2014	83,441

			$686,584

Air Transport — 0.3%
		Delta Air Lines, Inc.
	270	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	$185,394

			$185,394

Automotive — 4.2%
		Dayco Products, LLC
	988	Term Loan - Second Lien, 0.00%, Maturing December 31, 2011(2)	$22,543
		Delphi Corp.
	908	DIP Loan, 0.00%, Maturing September 30, 2009(2)	432,610
	92	DIP Loan, 10.50%, Maturing September 30, 2009	44,058
		Federal-Mogul Corp.
	306	Term Loan, 2.24%, Maturing December 27, 2014	231,882
	237	Term Loan, 2.23%, Maturing December 27, 2015	179,522
		HLI Operating Co., Inc.
	106	DIP Loan, 26.00%, Maturing November 30, 2009(3)	101,988
EUR	22	Term Loan, 3.56%, Maturing May 30, 2014	2,332
EUR	371	Term Loan, 9.50%, Maturing May 30, 2014	40,279
		Keystone Automotive Operations, Inc.
	189	Term Loan, 3.79%, Maturing January 12, 2012	89,875
		TriMas Corp.
	281	Term Loan, 2.62%, Maturing August 2, 2011	253,828
	1,185	Term Loan, 2.65%, Maturing August 2, 2013	1,069,674

			$2,468,591

Beverage and Tobacco — 1.5%
		Culligan International Co.
EUR	1,000	Term Loan - Second Lien, 5.48%, Maturing May 31, 2013	$368,202
		Liberator Midco Ltd.
GBP	380	Term Loan, 8.59%, Maturing October 27, 2016(3)	538,274

			$906,476

Building and Development — 3.5%
		Hovstone Holdings, LLC
	447	Term Loan, 5.50%, Maturing September 25, 2009(3)(4)	$179,930
		LNR Property Corp.
	789	Term Loan, 3.81%, Maturing July 3, 2011	481,345
		Metroflag BP, LLC
	1,000	Term Loan - Second Lien, 0.00%, Maturing October 2, 2009(2)	10,500
		Panolam Industries Holdings, Inc.
	1,351	Term Loan, 5.00%, Maturing September 30, 2012	996,140
		Re/Max International, Inc.
	455	Term Loan, 8.01%, Maturing December 17, 2012	411,829

			$2,079,744

Business Equipment and Services — 5.0%
		Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.88%, Maturing March 28, 2015	$600,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		N.E.W. Holdings I, LLC
	944	Term Loan, 2.80%, Maturing May 22, 2014	$875,895
		Sabre, Inc.
	1,000	Term Loan, 2.66%, Maturing September 30, 2014	808,750
		Sitel (Client Logic)
	228	Term Loan, 5.96%, Maturing January 29, 2014	169,611
		TDS Investor Corp.
	445	Term Loan, 2.90%, Maturing August 23, 2013	378,631
	89	Term Loan, 3.10%, Maturing August 23, 2013	75,972

			$2,908,859

Cable and Satellite Television — 0.8%
		ProSiebenSat.1 Media AG
EUR	337	Term Loan, 3.53%, Maturing March 2, 2015	$181,814
EUR	337	Term Loan, 3.78%, Maturing March 2, 2016	181,814
EUR	478	Term Loan, 8.15%, Maturing March 2, 2017(3)	32,982
EUR	452	Term Loan - Second Lien, 4.90%, Maturing September 2, 2016	57,998

			$454,608

Chemicals and Plastics — 3.2%
		Arizona Chemical, Inc.
	500	Term Loan - Second Lien, 6.00%, Maturing February 28, 2014	$357,500
		Foamex L.P.
	750	Term Loan - Second Lien, 0.00%, Maturing February 12, 2014(2)	22,500
		INEOS Group
EUR	421	Term Loan, 6.21%, Maturing December 14, 2011	451,625
EUR	74	Term Loan, 9.75%, Maturing December 14, 2011	79,833
EUR	74	Term Loan, 10.25%, Maturing December 14, 2011	79,833
EUR	421	Term Loan, 10.25%, Maturing December 14, 2011	451,626
EUR	500	Term Loan - Second Lien, 7.71%, Maturing December 14, 2012	421,532

			$1,864,449

Conglomerates — 1.4%
		Doncasters (Dunde HoldCo 4 Ltd.)
GBP	500	Term Loan - Second Lien, 5.09%, Maturing January 13, 2016	$390,468
		RGIS Holdings, LLC
	316	Term Loan, 3.04%, Maturing April 30, 2014	270,241
	16	Term Loan, 3.10%, Maturing April 30, 2014	13,512
		Vertrue, Inc.
	193	Term Loan, 3.60%, Maturing August 16, 2014	154,772

			$828,993

Containers and Glass Products — 1.5%
		Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.79%, Maturing September 28, 2014	$730,000
		Tegrant Holding Corp.
	500	Term Loan - Second Lien, 6.10%, Maturing March 8, 2015	137,500

			$867,500

Cosmetics/Toiletries — 1.6%
		American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.54%, Maturing July 31, 2014	$720,000
		KIK Custom Products, Inc.
	500	Term Loan - Second Lien, 5.29%, Maturing November 30, 2014	228,750

			$948,750

Drugs — 1.1%
		Graceway Pharmaceuticals, LLC
	1,000	Term Loan, 8.54%, Maturing November 3, 2013	$250,000
	1,000	Term Loan - Second Lien, 6.79%, Maturing May 3, 2013	400,000

			$650,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Ecological Services and Equipment — 2.3%
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 5.49%, Maturing September 30, 2014	$522,016
		Kemble Water Structure, Ltd.
GBP	500	Term Loan - Second Lien, 5.63%, Maturing October 13, 2013	545,282
		Synagro Technologies, Inc.
	500	Term Loan - Second Lien, 5.05%, Maturing October 2, 2014	280,000

			$1,347,298

Electronics/Electrical — 3.7%
		Aspect Software, Inc.
	1,000	Term Loan - Second Lien, 7.38%, Maturing July 11, 2013	$542,500
		Infor Enterprise Solutions Holdings
	264	Term Loan, 3.04%, Maturing July 28, 2012	219,652
	336	Term Loan, 4.04%, Maturing July 28, 2012	288,915
	644	Term Loan, 4.04%, Maturing July 28, 2012	553,755
	367	Term Loan - Second Lien, 6.54%, Maturing March 2, 2014	192,500
	633	Term Loan - Second Lien, 6.54%, Maturing March 2, 2014	348,333

			$2,145,655

Farming/Agriculture — 2.9%
		BF Bolthouse HoldCo, LLC
	1,000	Term Loan - Second Lien, 5.79%, Maturing December 16, 2013	$868,750
		Central Garden & Pet Co.
	909	Term Loan, 1.79%, Maturing February 28, 2014	845,346

			$1,714,096

Financial Intermediaries — 2.1%
		Citco III, Ltd.
	471	Term Loan, 2.85%, Maturing June 30, 2014	$329,429
		E.A. Viner International Co.
	448	Term Loan, 5.10%, Maturing July 31, 2013	279,775
		RJO Holdings Corp. (RJ O’Brien)
	1,427	Term Loan, 3.30%, Maturing July 31, 2014	628,022

			$1,237,226

Food Products — 0.7%
		Provimi Group SA
EUR	24	Term Loan - Second Lien, 4.79%, Maturing June 28, 2015	$12,695
EUR	697	Term Loan - Second Lien, 2.28%, Maturing December 28, 2016(5)	366,148
	148	Term Loan - Second Lien, 4.54%, Maturing December 28, 2016	54,601

			$433,444

Food Service — 2.6%
		OSI Restaurant Partners, LLC
	71	Term Loan, 3.05%, Maturing May 9, 2013	$54,559
	838	Term Loan, 2.63%, Maturing May 9, 2014	642,955
		QCE Finance, LLC
	1,000	Term Loan - Second Lien, 6.35%, Maturing November 5, 2013	525,000
		Selecta
EUR	741	Term Loan - Second Lien, 5.34%, Maturing December 28, 2015	303,743

			$1,526,257

Food/Drug Retailers — 0.4%
		General Nutrition Centers, Inc.
	241	Term Loan, 2.73%, Maturing September 16, 2013	$219,998

			$219,998

Healthcare — 7.4%
		Bright Horizons Family Solutions, Inc.
	247	Term Loan, 7.50%, Maturing May 15, 2015	$234,135

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Concentra, Inc.
1,019	Term Loan - Second Lien, 6.85%, Maturing June 25, 2015(3)	$698,204
	Dako EQT Project Delphi
750	Term Loan - Second Lien, 4.35%, Maturing December 12, 2016	316,250
	Fenwal, Inc.
750	Term Loan - Second Lien, 5.92%, Maturing August 28, 2014	511,875
	Physiotherapy Associates, Inc.
500	Term Loan - Second Lien, 12.00%, Maturing June 27, 2014	125,000
	RadNet Management, Inc.
2,000	Term Loan, 9.64%, Maturing November 15, 2013	1,600,000
	Viant Holdings, Inc.
964	Term Loan, 2.85%, Maturing June 25, 2014	838,612

		$4,324,076

Home Furnishings — 2.6%
	Hunter Fan Co.
500	Term Loan - Second Lien, 7.04%, Maturing April 16, 2014	$175,000
	National Bedding Co., LLC
1,500	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	994,999
	Oreck Corp.
976	Term Loan, 0.00%, Maturing February 2, 2012(2)(4)	305,469
	Simmons Co.
1,047	Term Loan, 8.22%, Maturing February 15, 2012(3)	31,411

		$1,506,879

Industrial Equipment — 5.3%
	CEVA Group PLC U.S.
877	Term Loan, 3.29%, Maturing January 4, 2014	$654,709
105	Term Loan, 3.60%, Maturing January 4, 2014	75,614
	EPD Holdings (Goodyear Engineering Products)
1,000	Term Loan - Second Lien, 6.05%, Maturing July 13, 2015	397,500
	Generac Acquisition Corp.
1,000	Term Loan - Second Lien, 6.31%, Maturing April 7, 2014	565,000
	John Maneely Co.
846	Term Loan, 3.63%, Maturing December 8, 2013	662,640
	Sequa Corp.
397	Term Loan, 3.84%, Maturing November 30, 2014	324,688
	TFS Acquisition Corp.
972	Term Loan, 5.10%, Maturing August 11, 2013	449,781

		$3,129,932

Insurance — 0.3%
	AmWINS Group, Inc.
500	Term Loan - Second Lien, 6.11%, Maturing June 8, 2014	$200,000

		$200,000

Leisure Goods/Activities/Movies — 6.0%
	AMF Bowling Worldwide, Inc.
1,000	Term Loan - Second Lien, 6.55%, Maturing December 8, 2013	$525,000
	Bombardier Recreational Products
911	Term Loan, 3.30%, Maturing June 28, 2013	651,645
	Butterfly Wendel US, Inc.
234	Term Loan, 3.05%, Maturing June 22, 2013	139,014
234	Term Loan, 2.80%, Maturing June 22, 2014	139,059
	Deluxe Entertainment Services
500	Term Loan - Second Lien, 6.60%, Maturing November 11, 2013	300,000
	Revolution Studios Distribution Co., LLC
361	Term Loan, 4.04%, Maturing December 21, 2014	328,754
1,000	Term Loan - Second Lien, 7.29%, Maturing June 21, 2015	575,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Southwest Sports Group, LLC
	1,000	Term Loan, 6.75%, Maturing December 22, 2010	$887,500

			$3,545,972

Lodging and Casinos — 0.8%
		Herbst Gaming, Inc.
	987	Term Loan, 0.00%, Maturing December 2, 2011(2)	$447,638

			$447,638

Nonferrous Metals/Minerals — 1.7%
		Murray Energy Corp.
	1,120	Term Loan - Third Lien, 12.81%, Maturing August 9, 2011(3)	$1,019,049

			$1,019,049

Oil and Gas — 1.3%
		Dresser, Inc.
	1,000	Term Loan - Second Lien, 6.04%, Maturing May 4, 2015	$770,833

			$770,833

Publishing — 9.5%
		American Media Operations, Inc.
	1,473	Term Loan, 10.00%, Maturing January 31, 2013(3)	$1,181,139
		GateHouse Media Operating, Inc.
	728	Term Loan, 2.29%, Maturing August 28, 2014	184,146
	272	Term Loan, 2.30%, Maturing August 28, 2014	68,711
		Hanley-Wood, LLC
	985	Term Loan, 2.54%, Maturing March 8, 2014	423,550
		Idearc, Inc.
	966	Term Loan, 0.00%, Maturing November 17, 2014(2)	445,900
		Laureate Education, Inc.
	51	Term Loan, 3.75%, Maturing August 17, 2014	44,872
	339	Term Loan, 3.75%, Maturing August 17, 2014	299,827
		Local Insight Regatta Holdings, Inc.
	481	Term Loan, 6.25%, Maturing April 23, 2015	298,144
		Merrill Communications, LLC
	1,001	Term Loan - Second Lien, 14.75%, Maturing November 15, 2013(3)	530,530
		PagesJaunes Group, SA.
EUR	500	Term Loan, 4.90%, Maturing April 10, 2016	241,707
		Philadelphia Newspapers, LLC
	944	Term Loan, 0.00%, Maturing June 29, 2013(2)	207,703
		Source Interlink Companies, Inc.
	229	Term Loan, 10.75%, Maturing June 18, 2013	188,917
	114	Term Loan, 15.00%, Maturing June 18, 2013(3)	20,609
		Star Tribune Co. (The)
	247	Term Loan, 0.00%, Maturing March 5, 2014(2)	60,896
	750	Term Loan - Second Lien, 0.00%, Maturing March 5, 2014(2)	16,969
		Tribune Co.
	770	Term Loan, 0.00%, Maturing April 10, 2010(2)	314,956
	1,037	Term Loan, 0.00%, Maturing May 17, 2014(2)	400,012
		Xsys, Inc.
EUR	1,500	Term Loan - Second Lien, 5.40%, Maturing September 27, 2015	620,005

			$5,548,593

Radio and Television — 1.8%
		CMP Susquehanna Corp.
	954	Term Loan, 2.49%, Maturing May 5, 2011(5)	$464,923
		NEP II, Inc.
	147	Term Loan, 2.54%, Maturing February 16, 2014	129,028
		Young Broadcasting, Inc.
	987	Term Loan, 0.00%, Maturing November 3, 2012(2)	493,606

			$1,087,557

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Retailers (Except Food and Drug) — 1.3%
		Educate, Inc.
	500	Term Loan - Second Lien, 5.85%, Maturing June 14, 2014	$435,000
		Orbitz Worldwide, Inc.
	265	Term Loan, 3.51%, Maturing July 25, 2014	192,987
		Oriental Trading Co., Inc.
	750	Term Loan - Second Lien, 6.29%, Maturing January 31, 2013	131,250

			$759,237

Steel — 1.3%
		Niagara Corp.
	1,472	Term Loan, 7.25%, Maturing June 29, 2014	$750,953

			$750,953

Surface Transport — 1.4%
		Gainey Corp.
	1,401	Term Loan, 0.00%, Maturing April 20, 2012(2)	$151,738
		Swift Transportation Co., Inc.
	500	Term Loan, 3.55%, Maturing May 10, 2012	347,500
	390	Term Loan, 3.56%, Maturing May 10, 2014	302,774

			$802,012

Telecommunications — 4.6%
		BCM Luxembourg, Ltd.
EUR	1,000	Term Loan - Second Lien, 4.79%, Maturing March 31, 2016	$1,014,338
		IPC Systems, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing May 31, 2015	510,000
		Palm, Inc.
	983	Term Loan, 3.79%, Maturing April 24, 2014	825,300
		Trilogy International Partners
	500	Term Loan, 4.10%, Maturing June 29, 2012	340,000

			$2,689,638

Utilities — 2.4%
		AEI Finance Holding, LLC
	116	Term Loan, 3.29%, Maturing March 30, 2012	$98,909
	808	Term Loan, 3.60%, Maturing March 30, 2014	689,084
		Electricinvest Holding Co.
GBP	300	Term Loan, 5.08%, Maturing October 24, 2012	323,733
EUR	298	Term Loan - Second Lien, 5.08%, Maturing October 24, 2012	275,549

			$1,387,275

Total Senior Floating-Rate Interests (identified cost $89,495,475)			$51,443,566

Corporate Bonds & Notes — 19.0%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
	Alion Science and Technologies Corp.
$60	10.25%, 2/1/15	$32,400
	Hawker Beechcraft Acquisition
65	9.75%, 4/1/17	32,825

		$65,225

Automotive — 0.1%
	Allison Transmission, Inc.
$30	11.00%, 11/1/15(6)	$27,450

Principal
Amount
(000’s omitted)	Security	Value
	Tenneco, Inc., Sr. Notes
$30	8.125%, 11/15/15	$27,375

		$54,825

Broadcast Radio and Television — 0.3%
	Warner Music Group, Sr. Sub. Notes
$45	7.375%, 4/15/14	$40,950
	XM Satellite Radio Holdings, Inc., Sr. Notes
125	13.00%, 8/1/14(6)	112,812

		$153,762

Brokers, Dealers and Investment Houses — 0.0%
	Nuveen Investments, Inc., Sr. Notes
$15	10.50%, 11/15/15(6)	$10,725

		$10,725

Building and Development — 0.1%
	Panolam Industries International, Sr. Sub. Notes
$175	10.75%, 10/1/13(2)	$9,625
	Texas Industries, Inc.
75	7.25%, 7/15/13(6)	69,375

		$79,000

Business Equipment and Services — 0.8%
	Affinion Group, Inc.
$35	11.50%, 10/15/15	$32,550
	MediMedia USA, Inc., Sr. Sub. Notes
100	11.375%, 11/15/14(6)	57,500
	Rental Service Corp.
140	9.50%, 12/1/14	120,750
	Ticketmaster Entertainment, Inc.
110	10.75%, 7/28/16	102,850
	West Corp.
190	9.50%, 10/15/14	181,450

		$495,100

Cable and Satellite Television — 0.2%
	Mediacom Broadband Corp., Sr. Notes
$75	8.50%, 10/15/15	$71,625
	National Cable PLC
20	8.75%, 4/15/14	20,300

		$91,925

Chemicals and Plastics — 0.3%
	INEOS Group Holdings PLC, Sr. Sub. Notes
$155	8.50%, 2/15/16(6)	$64,325
	Reichhold Industries, Inc., Sr. Notes
225	9.00%, 8/15/14(6)	87,750

		$152,075

Clothing/Textiles — 0.2%
	Perry Ellis International, Inc., Sr. Sub. Notes
$105	8.875%, 9/15/13	$91,875

		$91,875

Principal
Amount
(000’s omitted)	Security	Value
Conglomerates — 0.2%
	RBS Global & Rexnord Corp.
$69	9.50%, 8/1/14(6)	$60,375
70	11.75%, 8/1/16	56,700

		$117,075

Containers and Glass Products — 0.5%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$20	8.50%, 8/1/14	$10,700
	Pliant Corp., Sr. Notes
243	11.625%, 6/15/09(3)(7)	181,131
	Smurfit-Stone Container Corp., Sr. Notes
30	8.375%, 7/1/12(2)	15,600
190	8.00%, 3/15/17(2)	96,425

		$303,856

Ecological Services and Equipment — 0.0%
	Waste Services, Inc., Sr. Sub. Notes
$25	9.50%, 4/15/14	$24,688

		$24,688

Electronics/Electrical — 0.2%
	Advanced Micro Devices, Inc., Sr. Notes
$135	7.75%, 11/1/12	$105,638

		$105,638

Equipment Leasing — 0.3%
	Hertz Corp.
$130	8.875%, 1/1/14	$125,775
80	10.50%, 1/1/16	76,800

		$202,575

Food Products — 0.0%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$10	11.50%, 11/1/11	$9,250

		$9,250

Food Service — 0.1%
	Aramark Services, Inc.
$30	8.50%, 2/1/15	$30,375
	El Pollo Loco, Inc.
40	11.75%, 11/15/13	34,200

		$64,575

Food/Drug Retailers — 0.8%
	General Nutrition Center, Sr. Notes, Variable Rate
$335	6.404%, 3/15/14(3)	$297,312
	General Nutrition Center, Sr. Sub. Notes
180	10.75%, 3/15/15	170,100

		$467,412

Forest Products — 0.7%
	Jefferson Smurfit Corp., Sr. Notes
$50	8.25%, 10/1/12(2)	$25,500
30	7.50%, 6/1/13(2)	14,925
	NewPage Corp.
720	10.00%, 5/1/12	324,000
105	12.00%, 5/1/13	30,975

Principal
Amount
(000’s omitted)	Security	Value
	Verso Paper Holdings, LLC/Verso Paper, Inc.
$110	11.375%, 8/1/16	$37,950

		$433,350

Healthcare — 2.2%
	Accellent, Inc.
$45	10.50%, 12/1/13	$41,737
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
15	10.00%, 2/15/15	15,563
	DJO Finance, LLC/DJO Finance Corp.
115	10.875%, 11/15/14	109,250
	MultiPlan, Inc., Sr. Sub. Notes
1,035	10.375%, 4/15/16(6)	998,775
	National Mentor Holdings, Inc.
135	11.25%, 7/1/14	118,800
	US Oncology, Inc.
30	9.00%, 8/15/12	30,637

		$1,314,762

Home Furnishings — 0.1%
	Interline Brands, Inc., Sr. Sub. Notes
$40	8.125%, 6/15/14	$40,100

		$40,100

Industrial Equipment — 0.2%
	ESCO Corp., Sr. Notes
$65	8.625%, 12/15/13(6)	$60,125
	ESCO Corp., Sr. Notes, Variable Rate
65	4.504%, 12/15/13(6)	54,925

		$115,050

Insurance — 0.3%
	Alliant Holdings I, Inc.
$70	11.00%, 5/1/15(6)	$61,950
	Hub International Holdings, Inc.
75	9.00%, 12/15/14(6)	65,250
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
60	4.758%, 11/15/14(6)	42,300

		$169,500

Leisure Goods/Activities/Movies — 0.3%
	Bombardier, Inc.
$65	8.00%, 11/15/14(6)	$63,050
	Royal Caribbean Cruises, Sr. Notes
55	7.00%, 6/15/13	49,500
20	6.875%, 12/1/13	17,800
15	7.25%, 6/15/16	12,450
30	7.25%, 3/15/18	23,850

		$166,650

Lodging and Casinos — 3.0%
	Buffalo Thunder Development Authority
$220	9.375%, 12/15/14(2)(6)	$33,550
	CCM Merger, Inc.
95	8.00%, 8/1/13(6)	73,625
	Fontainebleau Las Vegas Casino, LLC
310	10.25%, 6/15/15(2)(6)	10,850
	Host Hotels and Resorts, LP, Sr. Notes
145	6.75%, 6/1/16	135,212

Principal
Amount
(000’s omitted)	Security	Value
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
$55	11.00%, 11/1/12(6)	$41,525
	Inn of the Mountain Gods, Sr. Notes
40	12.00%, 11/15/10(2)	16,400
	MGM Mirage, Inc.
15	7.50%, 6/1/16	11,025
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
55	8.00%, 4/1/12	45,375
110	7.125%, 8/15/14	77,550
1,125	6.875%, 2/15/15	781,875
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
40	7.50%, 6/15/15	35,700
	Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14(6)	56,000
	Seminole Hard Rock Entertainment, Variable Rate
80	3.129%, 3/15/14(6)	60,400
	Tunica-Biloxi Gaming Authority, Sr. Notes
160	9.00%, 11/15/15(6)	141,600
	Waterford Gaming, LLC, Sr. Notes
190	8.625%, 9/15/14(6)	163,409
	Wynn Las Vegas, LLC
65	6.625%, 12/1/14	60,613

		$1,744,709

Nonferrous Metals/Minerals — 0.6%
	FMG Finance PTY, Ltd.
$345	10.625%, 9/1/16(6)	$357,937

		$357,937

Oil and Gas — 2.2%
	Allis-Chalmers Energy, Inc., Sr. Notes
$810	9.00%, 1/15/14	$593,325
	Clayton Williams Energy, Inc.
40	7.75%, 8/1/13	30,200
	Compton Pet Finance Corp.
90	7.625%, 12/1/13	59,175
	Denbury Resources, Inc., Sr. Sub. Notes
25	7.50%, 12/15/15	24,875
	Forbes Energy Services, Sr. Notes
170	11.00%, 2/15/15	122,400
	OPTI Canada, Inc., Sr. Notes
65	7.875%, 12/15/14	42,900
75	8.25%, 12/15/14	49,875
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	58,175
	Quicksilver Resources, Inc.
160	7.125%, 4/1/16	135,200
	SemGroup L.P., Sr. Notes
145	8.75%, 11/15/15(2)(6)	5,075
	SESI, LLC
30	6.875%, 6/1/14	28,500
	Stewart & Stevenson, LLC, Sr. Notes
180	10.00%, 7/15/14	157,500

		$1,307,200

Publishing — 1.4%
	Dex Media West/Finance, Series B
$45	9.875%, 8/15/13(2)	$8,438
	Harland Clarke Holdings
20	9.50%, 5/15/15	16,150

Principal
Amount
(000’s omitted)	Security	Value
	Laureate Education, Inc.
$50	10.00%, 8/15/15(6)	$44,250
477	10.25%, 8/15/15(3)(6)	379,413
	Local Insight Regatta Holdings, Inc.
60	11.00%, 12/1/17	17,100
	Nielsen Finance, LLC
285	10.00%, 8/1/14	287,850
	Nielsen Finance, LLC
35	12.50%, (0.00% until 2011), 8/1/16	25,637
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
205	9.00%, 2/15/17(2)	13,325

		$792,163

Rail Industries — 0.1%
	American Railcar Industry, Sr. Notes
$80	7.50%, 3/1/14	$73,600

		$73,600

Retailers (Except Food and Drug) — 2.8%
	Amscan Holdings, Inc., Sr. Sub. Notes
$225	8.75%, 5/1/14	$202,500
	Neiman Marcus Group, Inc.
950	9.00%, 10/15/15	707,493
585	10.375%, 10/15/15	424,125
	Yankee Acquisition Corp., Series B
347	8.50%, 2/15/15	312,300

		$1,646,418

Steel — 0.1%
	RathGibson, Inc., Sr. Notes
$10	11.25%, 2/15/14(2)	$3,600
	Steel Dynamics, Inc., Sr. Notes
45	7.375%, 11/1/12	44,888

		$48,488

Surface Transport — 0.2%
	CEVA Group, PLC, Sr. Notes
$135	10.00%, 9/1/14(6)	$100,575

		$100,575

Telecommunications — 0.5%
	Digicel Group, Ltd., Sr. Notes
$110	9.25%, 9/1/12(6)	$110,550
30	9.125%, 1/15/15(6)	26,250
	Windstream Corp., Sr. Notes
95	8.125%, 8/1/13	96,425
30	8.625%, 8/1/16	30,600

		$263,825

Utilities — 0.1%
	AES Corp.
$35	8.00%, 10/15/17	$34,475
	Edison Mission Energy, Sr. Notes
15	7.50%, 6/15/13	13,763

Principal
Amount
(000’s omitted)	Security	Value
	Reliant Energy, Inc., Sr. Notes
$10	7.625%, 6/15/14	$9,350

		$57,588

Total Corporate Bonds & Notes (identified cost $14,645,483)		$11,121,496

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Comstock Funding Ltd., Series 2006-1A, Class D, 4.918%, 5/30/20(6)(8)	$60,000

Total Asset-Backed Securities (identified cost $1,452,863)		$60,000

Common Stocks — 0.2%

Shares	Security	Value
Building and Development — 0.2%
615	United Subcontractors, Inc.(4)	$78,726

		$78,726

Nonferrous Metals/Minerals — 0.0%
935	Euramax International, Inc.(4)(9)	$0

		$0

Publishing — 0.0%
572	Source Interlink Companies, Inc.(4)	$8,122

		$8,122

Total Common Stocks (identified cost $86,855)		$86,848

Preferred Stocks — 0.0%

Units	Security	Value
Lodging and Casinos — 0.0%
217	Fontainebleau Resorts LLC(3)(4)(10)	$25,595

		$25,595

Total Preferred Stocks (identified cost $217,090)		$25,595

Miscellaneous — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
290,298	Adelphia Recovery Trust(9)	$7,257
300,000	Adelphia, Inc., Escrow Certificate(9)	7,500

		$14,757

Total Miscellaneous (identified cost $299,250)		$14,757

Short-Term Investments — 3.8%

Interest
(000’s omitted)	Description	Value
$2,223	Cash Management Portfolio, 0.00% (11)	$2,223,473

Total Short-Term Investments (identified cost $2,223,473)		$2,223,473

Total Investments — 110.8% (identified cost $108,420,489)		$64,975,735

Less Unfunded Loan Commitments — (1.0)%		$(552,452)

Net Investments — 109.8% (identified cost $107,868,037)		$64,423,283

Other Assets, Less Liabilities — 3.8%		$2,239,346

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.6)%		$(8,000,391)

Net Assets Applicable to Common Shares — 100.0%		$58,662,238

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $3,501,696 or 6.0% of the Fund’s net assets.

(7)		Defaulted security.

(8)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(9)		Non-income producing security.

(10)		Restricted security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $1,121.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/09	Euro 3,939,846	United States Dollar 5,519,133	$(96,670)
8/28/09	British Pound Sterling 1,408,002	United States Dollar 2,302,732	(49,135)

			$(145,805)

At July 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $145,805.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,018,106

Gross unrealized appreciation	$38,862
Gross unrealized depreciation	(43,633,685)

Net unrealized depreciation	$(43,594,823)

Restricted Securities

At July 31, 2009, the Fund owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Units	Cost	Value
Preferred Stock
Fontainebleau Resorts LLC	6/1/07	217	$217,090	$25,595

Total			$217,090	$25,595

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$50,405,715	$485,399	$50,891,114
Corporate Bonds & Notes	—	11,121,496	—	11,121,496
Asset-Backed Securities	—	60,000	—	60,000
Common Stocks	—	—	86,848	86,848
Preferred Stocks	—	—	25,595	25,595
Miscellaneous	—	14,757	—	14,757
Short-Term Investments	2,223,473	—	—	2,223,473

Total Investments	$2,223,473	$61,601,968	$597,842	$64,423,283

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(145,805)	$—	$(145,805)

Total	$—	$(145,805)	$—	$(145,805)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior
	Floating-Rate	Investments in	Investments in
	Interests	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2009	$560,894	$—	$19,910	$580,804
Realized gains (losses)	(978,422)	—	—	(978,422)
Change in net unrealized appreciation (depreciation)	935,956	(7)	(944)	935,005
Net purchases (sales)	(40,617)	86,855	6,629	52,867
Accrued discount (premium)	7,588	—	—	7,588
Net transfers to (from) Level 3	—	—	—	—

Balance as of July 31, 2009	$485,399	$86,848	$25,595	$597,842

Change in net unrealized appreciation(depreciation) on investments still held as of July 31, 2009	$(14,386)	$(7)	$(944)	$(15,337)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Credit Opportunities Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009